Annual Total Returns [BarChart] - Voya Global Diversified Payment Fund - Class A	Feb. 28, 2021
Bar Chart Table:
2011	(3.37%)
2012	13.30%
2013	10.78%
2014	3.60%
2015	(0.33%)
2016	4.44%
2017	12.11%
2018	(7.05%)
2019	14.45%
2020	10.91%